Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2018		$ 5	$ 391,703	$ (367,657)	$ 24,051
Balance, shares at Oct. 31, 2018		4,634,189
Stock-based compensation			2,002		2,002
Stock-based compensation, shares		12,220
Tax withholdings paid on equity awards			(15)		(15)
Tax shares sold to pay for tax withholdings on equity awards			14		14
Issuance of shares to employees under ESPP Plan			20		20
Issuance of shares to employees under ESPP Plan, shares		7,435
ESPP Expense			2		2
Pre-funded warrant exercises		$ 13			13
Pre-funded warrant exercises, shares		13,656,000
Warrant exercises		$ 18	104		122
Warrant exercises, shares		17,884,962
Shares issued in settlement of warrants		$ 1	5,462		5,463
Shares issued in settlement of warrants, shares		856,865
Advaxis public offerings		$ 13	24,458		24,471
Advaxis public offerings, shares		13,150,000
Net Loss				(16,612)	(16,612)
Ending balance, value at Oct. 31, 2019		$ 50	423,750	(384,269)	39,531
Balance, shares at Oct. 31, 2019		50,201,671
Stock-based compensation			242		242
Stock-based compensation, shares		2,957
Issuance of shares to employees under ESPP Plan			2		2
Issuance of shares to employees under ESPP Plan, shares		5,555
Warrant exercises			2		2
Warrant exercises, shares		26,416
Advaxis public offerings		$ 10	9,618		9,628
Advaxis public offerings, shares		10,000,000
Net Loss				(7,857)	(7,857)
Ending balance, value at Jan. 31, 2020		$ 60	433,614	(392,126)	41,548
Balance, shares at Jan. 31, 2020		60,236,599
Beginning balance, value at Oct. 31, 2019		$ 50	423,750	(384,269)	39,531
Balance, shares at Oct. 31, 2019		50,201,671
Net Loss					(20,009)
Ending balance, value at Jul. 31, 2020		$ 62	435,682	(404,278)	31,466
Balance, shares at Jul. 31, 2020		62,714,946
Beginning balance, value at Oct. 31, 2019		$ 50	423,750	(384,269)	39,531
Balance, shares at Oct. 31, 2019		50,201,671
Stock-based compensation			891		891
Stock-based compensation, shares		8,870
Tax withholdings paid on equity awards			(1)		(1)
Tax shares sold to pay for tax withholdings on equity awards			1		1
Issuance of shares to employees under ESPP Plan			7		7
Issuance of shares to employees under ESPP Plan, shares		14,148
ESPP Expense			1		1
Warrant exercises			2		2
Warrant exercises, shares		33,916
Shares issued in settlement of warrants		$ 3	74		77
Shares issued in settlement of warrants, shares		3,000,000
Advaxis public offerings		$ 10	9,618		9,628
Advaxis public offerings, shares		10,000,000
At-the-market shares issued		$ 3	1,435		1,438
At-the-market shares issued, shares		2,489,104
Commitment fee shares issued for equity line		$ 1	643		644
Commitment fee shares issued for equity line, shares		1,084,266
Shares issued under equity line		$ 11	4,419		4,430
Shares issued under equity line, shares		11,242,048
Net Loss				(26,469)	(26,469)
Ending balance, value at Oct. 31, 2020		$ 78	440,840	(410,738)	30,180
Balance, shares at Oct. 31, 2020		78,074,023
Beginning balance, value at Jan. 31, 2020		$ 60	433,614	(392,126)	41,548
Balance, shares at Jan. 31, 2020		60,236,599
Stock-based compensation			210		210
Stock-based compensation, shares		5,651
Issuance of shares to employees under ESPP Plan			2		2
Issuance of shares to employees under ESPP Plan, shares		2,694
Warrant exercises
Warrant exercises, shares		7,500
Net Loss				(6,323)	(6,323)
Ending balance, value at Apr. 30, 2020		$ 60	433,826	(398,449)	35,437
Balance, shares at Apr. 30, 2020		60,252,444
Stock-based compensation			255		255
Stock-based compensation, shares
Tax withholdings paid on equity awards			(1)		(1)
Tax shares sold to pay for tax withholdings on equity awards			1		1
Issuance of shares to employees under ESPP Plan			2		2
Issuance of shares to employees under ESPP Plan, shares		2,899
Net Loss				(5,829)	(5,829)
Ending balance, value at Jul. 31, 2020		$ 62	435,682	(404,278)	31,466
Balance, shares at Jul. 31, 2020		62,714,946
Beginning balance, value at Oct. 31, 2020		$ 78	440,840	(410,738)	30,180
Balance, shares at Oct. 31, 2020		78,074,023
Stock-based compensation			236		236
Stock-based compensation, shares
Warrant exercises		$ 7	2,579		2,586
Warrant exercises, shares		7,390,000
Advaxis public offerings		$ 31	8,519		8,550
Advaxis public offerings, shares		30,666,665
Net Loss				(3,977)	(3,977)
Ending balance, value at Jan. 31, 2021		$ 116	452,174	(414,715)	37,575
Balance, shares at Jan. 31, 2021		116,130,688
Beginning balance, value at Oct. 31, 2020		$ 78	440,840	(410,738)	30,180
Balance, shares at Oct. 31, 2020		78,074,023
Warrant exercises
Net Loss					(12,418)
Ending balance, value at Jul. 31, 2021		$ 146	467,287	(423,156)	44,277
Balance, shares at Jul. 31, 2021		145,638,459
Beginning balance, value at Jan. 31, 2021		$ 116	452,174	(414,715)	37,575
Balance, shares at Jan. 31, 2021		116,130,688
Stock-based compensation			215		215
Stock-based compensation, shares		5,888
Issuance of shares to employees under ESPP Plan
Issuance of shares to employees under ESPP Plan, shares		1,000
Warrant exercises		$ 11	1,174		1,185
Warrant exercises, shares		11,037,435
Advaxis public offerings		$ 19	13,664		13,683
Advaxis public offerings, shares		18,463,448
Net Loss				(5,107)	(5,107)
Ending balance, value at Apr. 30, 2021		$ 146	467,227	(419,822)	47,551
Balance, shares at Apr. 30, 2021		145,638,459
Stock-based compensation			60		60
Stock-based compensation, shares
Net Loss				(3,334)	(3,334)
Ending balance, value at Jul. 31, 2021		$ 146	$ 467,287	$ (423,156)	$ 44,277
Balance, shares at Jul. 31, 2021		145,638,459